Financial information of parent company - Statement of cash flow (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Profit for the year	$ 77,211,000	$ 126,423,000	$ 316,434,000
Adjustments for:
Expense recognized in respect of equity-settled share- based payments	11,661,000	18,214,000	14,210,000
Finance costs	24,278,000	18,021,000	23,037,000
Interest income	(64,339,000)	(27,090,000)	(11,243,000)
Impairment loss recognised on property, plant and equipment	990,000	0	7,529,000
Net loss (gain) on foreign exchange	8,632,000	26,101,000	(26,236,000)
Share of profit of investment accounted for using equity method	(21,203,000)	9,500,000	13,777,000
Operating cash flows before movements in working capital:	1,071,616,000	1,147,830,000	1,063,955,000
Decrease (increase) in trade and other receivables	(106,404,000)	59,084,000	(100,980,000)
Decrease (increase) in prepaid operating expenses	2,000,000	(6,722,000)	17,615,000
Decrease (increase) in other operating assets	6,660,000	2,938,000	1,576,000
Increase in trade and other payables	56,598,000	109,285,000	72,836,000
Increase (decrease) in other operating liabilities	17,866,000	(40,604,000)	25,031,000
Cash generated from operations	836,340,000	1,095,784,000	993,910,000
Interest paid	(47,850,000)	(34,086,000)	(27,497,000)
Interest received	34,840,000	19,425,000	12,464,000
Net cash generated from operating activities	799,426,000	1,080,686,000	977,202,000
Investing activities
Payments to acquire financial assets at fair value through profit or loss	(447,717,000)
Proceeds from sale of financial assets at fair value through profit or loss	540,166,000
Payments to acquire financial assets at amortized cost	(4,407,790,000)
Payments to acquire financial assets		(829,371,000)	(917,272,000)
Proceeds on sale of financial assets		186,509,000	1,175,768,000
Investment in subsidiaries			(73,216,000)
Payments for property, plant and equipment	(1,808,253,000)	(2,287,205,000)	(2,757,202,000)
Payments for intangible assets	(9,817,000)	(43,755,000)	(85,729,000)
Net cash used in investing activities	(3,197,261,000)	(2,662,139,000)	(2,443,333,000)
Financing activities
Proceeds from borrowings	782,402,000	1,194,659,000	1,239,265,000
Proceeds from issuance of new shares	160,878,000	326,351,000
Proceeds from issuance of convertible bonds			441,155,000
Proceeds from issuance of short-term and medium-term notes			314,422,000
Repayment of short-term notes		(87,858,000)
Proceeds from issuance of perpetual subordinated convertible securities	499,775,000	64,350,000
Distribution of perpetual subordinated convertible securities	(6,300,000)
Proceeds from exercise of employee stock options	8,076,000	17,105,000	17,610,000
Payments to acquire treasury shares	(20,057,000)
Net cash from financing activities	2,376,922,000	1,271,591,000	2,614,778,000
Net (decrease) increase in cash and cash equivalent	(20,913,000)	(309,862,000)	1,148,647,000
Cash and cash equivalent at the beginning of the year	1,838,300,000	2,126,011,000	1,005,201,000
Effects of exchange rate changes on the balance of cash held in foreign currencies	(16,413,000)	22,151,000	(27,837,000)
Cash and cash equivalent at the end of the year	1,786,420,000	1,838,300,000	2,126,011,000
Parent company
Operating activities
Profit for the year	134,055,000	179,679,000	376,630,000
Adjustments for:
Amortization of intangible assets and land use right	26,309,000	32,131,000	30,678,000
Depreciation of property, plant and equipment	13,843,000	10,706,000	8,062,000
Expense recognized in respect of equity-settled share- based payments	1,434,000	1,297,000	1,940,000
Finance costs	16,992,000	14,956,000	24,194,000
Interest income	(2,266,000)	(2,670,000)	(1,154,000)
Impairment loss recognised on property, plant and equipment	392,000
Net (gain) loss arising on financial liabilities at fair value through profit or loss	(749,000)	(3,554,000)	13,182,000
Net loss (gain) on foreign exchange	64,059,000	(63,087,000)	5,982,000
Share of profit of investment accounted for using equity method	(259,730,000)	(172,748,000)	(478,965,000)
Operating cash flows before movements in working capital:	(5,661,000)	(3,290,000)	(19,451,000)
Decrease (increase) in trade and other receivables	4,868,000	(2,374,000)	(1,727,000)
Decrease (increase) in prepaid operating expenses	130,000	243,000	(57,000)
Decrease (increase) in other operating assets	5,044,000	(7,710,000)	777,000
Increase in trade and other payables	543,000	5,168,000	1,354,000
Increase (decrease) in other operating liabilities	700,000	(5,534,000)	2,818,000
Cash generated from operations	5,624,000	(13,497,000)	(16,286,000)
Interest paid	(18,165,000)	(21,262,000)	(16,149,000)
Interest received	2,769,000	1,347,000	1,135,000
Net cash generated from operating activities	(9,772,000)	(33,412,000)	(31,300,000)
Investing activities
Payments to acquire financial assets at fair value through profit or loss	(119,200,000)
Proceeds from sale of financial assets at fair value through profit or loss	212,038,000
Payments to acquire financial assets at amortized cost	(40,000,000)
Payments to acquire financial assets		(92,000,000)	(6,000,000)
Proceeds on sale of financial assets		3,000,000	18,000,000
Investment in subsidiaries	(30,000,000)	(207,000,000)	(550,426,000)
Investment in associates	(15,790,000)	(15,095,000)	(63,796,000)
Payments for property, plant and equipment			(52,445,000)
Payments for intangible assets	(520,000)	(1,000,000)	(11,526,000)
Proceeds from disposal of available-for-sale investment			146,000
Cash paid for subsidiaries	(1,842,219,000)	(728,621,000)	(437,437,000)
Distributions received from associates	316,000	255,000
Net cash used in investing activities	(1,835,375,000)	(1,040,461,000)	(1,103,484,000)
Financing activities
Proceeds from borrowings			76,006,000
Proceeds from issuance of new shares	160,878,000	326,351,000
Proceeds from issuance of convertible bonds			441,155,000
Proceeds from issuance of short-term and medium-term notes			314,422,000
Repayment of short-term notes		(87,858,000)
Proceeds from issuance of perpetual subordinated convertible securities	499,775,000	64,350,000
Distribution of perpetual subordinated convertible securities	(6,300,000)
Proceeds from exercise of employee stock options	8,007,000	17,088,000	17,610,000
Payments to acquire treasury shares	(20,057,000)
Cash received from subsidiaries	1,172,202,000	572,320,000	487,050,000
Net cash from financing activities	1,814,505,000	892,251,000	1,336,243,000
Net (decrease) increase in cash and cash equivalent	(30,642,000)	(181,622,000)	201,459,000
Cash and cash equivalent at the beginning of the year	140,411,000	317,873,000	115,726,000
Effects of exchange rate changes on the balance of cash held in foreign currencies	(1,974,000)	4,160,000	688,000
Cash and cash equivalent at the end of the year	$ 107,795,000	$ 140,411,000	$ 317,873,000